Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Intangible Assets [Line Items]
Amortization expenses	$ 930
Impairment charges
Intangible Assets [Member]
Intangible Assets [Line Items]
Amortization expenses	$ 930